Profit from Operations - Other Adjusting Items - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Revenue [Line Items]
Other adjusting items	£ 561	£ 92	£ 294
Litigation expense included in other operating expense	114	77	178
Impairment charge	521	437	£ 1,038
Venezuela
Disclosure Of Revenue [Line Items]
Impairment charge		£ 110
Quebec Class Actions
Disclosure Of Revenue [Line Items]
Other adjusting items	£ 436